Subsequent Events (Details)		12 Months Ended
	Dec. 02, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Jan. 03, 2025 CNY (¥)	Jan. 03, 2025 USD ($)	Dec. 02, 2024 USD ($)
Subsequent Events [Line Items]
Withdrawn and outstanding		¥ 4,000,000	$ 556,452
China Construction Bank Corporation Shenzhen Branch [Member]
Subsequent Events [Line Items]
Revolving credit agreement total amount	¥ 4,000,000					$ 556,452
Revolving credit interest rate	3.10%
Subsequent Event [Member]
Subsequent Events [Line Items]
Revolving credit agreement total amount				¥ 4,700,000	$ 653,831
Loan interest rate				3.10%	3.10%